Dominion Energy Gas Holdings, LLC Consolidated Statements of Equity (Unaudited) - USD ($) $ in Millions	Total	AOCI	Parent [Member]	Noncontrolling Interest	Dominion Energy Gas Holdings, LLC		Dominion Energy Gas Holdings, LLC Predecessor Equity	Dominion Energy Gas Holdings, LLC Member Units	Dominion Energy Gas Holdings, LLC AOCI	Dominion Energy Gas Holdings, LLC Parent [Member]	Dominion Energy Gas Holdings, LLC Noncontrolling Interest
Beginning balance at Dec. 31, 2017	$ 19,370	$ (659)	$ 17,142	$ 2,228	$ 8,495		$ 1,361	$ 4,261	$ (98)	$ 5,524	$ 2,971
Cumulative-effect of changes in accounting principles	6	(1,023)	(121)	127	3			29	(26)	3
Net income	1,004		952	52	342		82	181		263	79
Sale of Dominion Energy Midstream common units	4			4	4						4
Remeasurement of noncontrolling interest in Dominion Energy Midstream			375	(375)			375			375	(375)
Dividends and distributions					(115)		(30)	(25)		(55)	(60)
Distributions to noncontrolling interest							(25)			(25)	25
Equity contributions from Dominion Energy	662		662		25		25			25
Other comprehensive income (loss), net of tax	145	144	144	1	7				6	6	1
Other	(13)		(13)
Ending balance at Jun. 30, 2018	20,036	(1,538)	18,064	1,972	8,761		1,788	4,446	(118)	6,116	2,645
Beginning balance at Mar. 31, 2018	20,042	(1,551)	17,689	2,353	8,706		1,371	4,443	(113)	5,701	3,005
Net income	478		449	29	129		68	15		83	46
Remeasurement of noncontrolling interest in Dominion Energy Midstream			375	(375)			375			375	(375)
Dividends and distributions					(68)		(21)	(12)		(33)	(35)
Distributions to noncontrolling interest							(4)			(4)	4
Equity contributions from Dominion Energy	82		82
Other comprehensive income (loss), net of tax	13	13	13		(6)		(1)		(5)	(6)
Other	(9)		(8)	(1)
Ending balance at Jun. 30, 2018	20,036	(1,538)	18,064	1,972	8,761		1,788	4,446	(118)	6,116	2,645
Beginning balance at Dec. 31, 2018	22,048	(1,700)	20,107	1,941	8,865	[1]	1,804	4,566	(169)	6,201	2,664
Net income	(619)		(626)	7	375		146	163		309	66
Acquisition of public interest in Dominion Energy Midstream	(40)		1,181	(1,221)	(40)		1,181			1,181	(1,221)
Dividends and distributions					(348)		(266)			(266)	(82)
Equity contributions from Dominion Energy	1,921		1,921
Other comprehensive income (loss), net of tax	17	17	17		(18)				(17)	(17)	(1)
Other					(6)		(6)			(6)
Ending balance at Jun. 30, 2019	28,381	(1,683)	27,697	684	8,828		2,859	4,729	186	7,402	1,426
Beginning balance at Mar. 31, 2019	27,599	(1,731)	26,909	690	8,861		2,938	4,682	(191)	7,429	1,432
Net income	58		54	4	149		72	47		119	30
Dividends and distributions					(189)		(153)			(153)	(36)
Equity contributions from Dominion Energy	1,674		1,674
Other comprehensive income (loss), net of tax	48	48	48		5				5	5
Other					2		2			2
Ending balance at Jun. 30, 2019	$ 28,381	$ (1,683)	$ 27,697	$ 684	$ 8,828		$ 2,859	$ 4,729	$ 186	$ 7,402	$ 1,426

[1]	Dominion Energy Gas’ Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.